INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES	3. INVENTORIES Inventories consist of the following:

	As of December 31,
	2010	2011
Raw materials	197,025	376,489
Work in progress	997,701	2,456,981
Finished goods	64,437	8,522

	1,259,163	2,841,992